Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other expenses [abstract]
Foreign exchange losses, net	$ 716	$ 914	$ 1,037
Others	15	9	120
Other expenses	$ 731	$ 923	$ 1,157